DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES - Group's VIE information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Group's VIE information
Cash	$ 40,211,719		¥ 569,059,591		¥ 279,945,942
Short-term investments	44,591,818		120,241,425		310,439,321
Accounts receivable, net	16,551,567		54,424,845		115,228,700
Inventories	25,659,068		142,382,205		178,633,299
Prepayments and other current assets	4,450,305		26,919,954		30,982,131
Total current assets	188,355,026		1,119,743,397		1,311,290,018
Property, plant and equipment, net	21,674,185		40,985,174		150,891,344
Intangible assets, net	1,117,491		7,717,754		7,779,749
Land use right, net	4,934,921				34,355,936
Other non-current assets	936,907		16,805,474		6,522,561
Total assets	217,018,530		1,185,251,799		1,510,839,608
Short-term bank borrowings	31,226,713		179,978,003		217,394,132
Accounts payable	37,201,336		249,665,890		258,988,264
Advances from customers	1,074,192		20,505,861		7,478,309
Deferred revenue - current	4,468,054		12,666,330		31,105,700
Accrued expenses and other current liabilities	25,213,795		134,184,026		175,533,397
Income taxes payable	432,906				3,013,805
Total current liabilities	99,616,996		597,000,110		693,513,607
Deferred revenue - non current	311,849		234,801		2,171,033
Deferred income tax liability	181,818				1,265,780
Other non-current liabilities	3,211,665		17,609,842		22,358,968
Total liabilities	103,322,328		614,844,753		719,309,388
Revenues	298,240,268	¥ 2,076,289,101	1,477,781,304	¥ 769,368,001
Net (loss) / income	27,303,970	190,084,771	(349,027,476)	(184,662,871)
Net cash (used in) / provided by operating activities	25,665,838	178,680,435	8,569,117	80,063,278
Net cash used in investing activities	(67,208,085)	(467,889,241)	(103,589,651)	(55,928,949)
Net cash provided by financing activities	5,068,001	35,282,416	555,382,588	68,703,310
Effect of foreign currency exchange rate changes on cash	1,035,094	7,206,098	6,074,726	(13,064,824)
Net increase in cash	(35,439,152)	(246,720,292)	466,436,780	79,772,815
Cash and restricted cash at the beginning of the year	107,489,773	748,322,305	281,885,525	202,112,710
Cash and restricted cash at the end of the year	$ 72,050,621	501,602,013	748,322,305	281,885,525
VIE
Group's VIE information
Cash			90,723,253		93,548,349
Short-term investments			120,241,425		310,439,321
Accounts receivable, net			54,424,845		115,228,700
Inventories			142,155,411		178,476,473
Prepayments and other current assets			22,711,514		18,613,814
Amounts due from intercompany			4,262,270		4,303,778
Total current assets			434,518,718		720,610,435
Property, plant and equipment, net			40,580,352		148,937,701
Intangible assets, net			580,667		1,962,530
Land use right, net					34,355,936
Other non-current assets			16,805,475		5,961,241
Total assets			492,485,212		911,827,843
Short-term bank borrowings			179,978,003		217,394,132
Accounts payable			249,665,890		258,988,264
Amounts due to intercompany			211,250,230		306,137,760
Advances from customers			20,505,861		7,478,309
Deferred revenue - current			12,666,330		31,105,700
Accrued expenses and other current liabilities			119,242,975		164,442,316
Income taxes payable			0		3,013,805
Total current liabilities			793,309,289		988,560,286
Deferred revenue - non current			234,801		2,171,033
Deferred income tax liability			0		1,265,780
Other non-current liabilities			17,609,842		22,358,968
Total liabilities			811,153,932		¥ 1,014,356,067
Revenues		2,115,501,618	1,477,593,628	769,368,001
Net (loss) / income		196,473,033	(294,156,973)	(145,154,084)
Net cash (used in) / provided by operating activities		284,907,333	14,379,166	(2,423,156)
Net cash used in investing activities		(319,696,832)	(74,333,070)	(55,928,949)
Net cash provided by financing activities		37,416,129	78,199,492	68,703,310
Effect of foreign currency exchange rate changes on cash		198,466	684,791	(813,270)
Net increase in cash		2,825,096	18,930,379	9,537,935
Cash and restricted cash at the beginning of the year		90,723,253	71,792,874	62,254,939
Cash and restricted cash at the end of the year		¥ 93,548,349	¥ 90,723,253	¥ 71,792,874